Financial instruments and fair values (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $ bank	Dec. 31, 2018 USD ($) $ / $
Foreign exchange rates [abstract]
Exchange rate, CA$ – US$ | $ / $	0.770	0.733
Ten percent weakening of CA$ would effect income	$ 1,041
Number of major banks where cash and short term investments are held | bank	3
Liquidity risk
Disclosure of credit risk exposure [line items]
Borrowings, maturity period	1 year
Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, maturity period	2 years
Canada, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Net exposure	$ 10,412	$ (1,289)
Foreign exchange rates [abstract]
Ten percent strengthening of CA$ would increase net loss, amount	$ 1,041
Change in risk variable	10.00%
Canada, Dollars | Currency risk | Accounts payable and accrued liabilities
Disclosure of credit risk exposure [line items]
Net exposure	$ (2,332)	(1,677)
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Net exposure	12,711	364
Canada, Dollars | Currency risk | Accounts receivable and accrued interest receivable
Disclosure of credit risk exposure [line items]
Net exposure	$ 33	$ 24
Bottom of range | Liquidity risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash and cash equivalents instruments, maturity period	30 days
Top of range | Liquidity risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash and cash equivalents instruments, maturity period	90 days
Top of range | Liquidity risk | Bonds and Treasury Notes
Disclosure of credit risk exposure [line items]
Short term investments, maturity period	2 years